REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Separate Account A of Union Security Life Insurance Company of New York and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Separate Account A of Union Security Life Insurance Company of New York (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Balanced Fund	Hartford Ultrashort Bond HLS Fund
American Century VP Capital Appreciation Fund	Hartford SmallCap Growth HLS Fund
AB VPS International Growth Portfolio	Hartford Stock HLS Fund
Invesco V.I. Core Equity Fund	VY® JPMorgan Emerging Markets Equity Portfolio
Invesco V.I. Government Money Market Fund	Invesco V.I. Health Care Fund
AB VPS Large Cap Growth Portfolio	Invesco V.I. Technology Fund
Federated Hermes Fund for U.S. Government Securities II	MFS® Income Portfolio
(Formerly Federated Fund for U.S. Government Securities II)	(Formerly MFS® Strategic Income Portfolio)
Federated Hermes High Income Bond Fund II	Pioneer Fund VCT Portfolio
(Formerly Federated High Income Bond Fund II)	Pioneer Select Mid Cap Growth VCT Portfolio
Hartford Balanced HLS Fund	VanEck VIP Global Hard Assets Fund
Hartford Total Return Bond HLS Fund	Wells Fargo VT Discovery Fund
Hartford Capital Appreciation HLS Fund	Voya Global High Dividend Low Volatility Portfolio
Hartford Dividend and Growth HLS Fund	(Formerly Voya Global Equity Portfolio)
Hartford Disciplined Equity HLS Fund
Hartford International Opportunities HLS Fund

We have also audited the accompanying statements of assets and liabilities of Hartford MidCap HLS Fund , MFS® Growth Series , Neuberger Berman AMT Sustainable Equity Portfolio, Federated Hermes Managed Volatility Fund II (Formerly Federated Managed Volatility Fund II), NVIT Emerging Markets Fund, BlackRock S&P 500 Index V.I. Fund, MFS® High Yield Portfolio, and Neuberger Berman AMT Short Duration Bond Portfolio, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value HLS Fund’s statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Hartford Global Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford Growth Opportunities HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019

Hartford High Yield HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford U.S. Government Securities HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap HLS Fund	December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020
MFS® Growth Series	December 31, 2020	Period from October 7, 2020 to December 31, 2020	Period from October 7, 2020 to December 31, 2020	Period from October 7, 2020 to December 31, 2020
Neuberger Berman AMT Sustainable Equity Portfolio	December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020 and period from April 30, 2019 to December 31, 2019	Year ended December 31, 2020 and the period from April 30, 2019 to December 31, 2019
Federated Hermes Managed Volatility Fund II (Formerly Federated Managed Volatility Fund II)	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from August 17, 2018 to December 31, 2018
NVIT Emerging Markets Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from August 4, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018
MFS® High Yield Portfolio	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Three years in the period ended December 31, 2020 and the period from May 2, 2017 to December 31, 2017
Neuberger Berman AMT Short Duration Bond Portfolio	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Separate Account A of Union Security Life Insurance Company of New York as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Separate Account A of Union Security Life Insurance Company of New York since 2002.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Assets and Liabilities
December 31, 2020

	American Century VP Balanced Fund	American Century VP Capital Appreciation Fund	AB VPS International Growth Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II	Federated Hermes Managed Volatility Fund II	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	25,750	—	—	118,023	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	83,874	38,445	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	231,462
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	11,454	1.03	7,253	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	66,549	2,569	—	—	—	—	—
Total investments	83,874	38,445	25,750	66,549	2,569	118,023	11,454	1.03	7,253	231,462
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	2,082
Receivable for fund shares sold	1	—	—	1	—	1	—	—	—	—
Other assets	—	—	—	1	—	—	—	0.28	—	—
Total assets	83,875	38,445	25,750	66,551	2,569	118,024	11,454	1.31	7,253	233,544

Liabilities:
Due to Sponsor Company	1	—	—	1	—	1	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	2,082
Other liabilities	—	—	—	—	—	—	—	—	—	1
Total liabilities	1	—	—	1	—	1	—	—	—	2,083

Net assets:
For contract liabilities	$83,874	$38,445	$25,750	$66,550	$2,569	$118,023	$11,454	$1.31	$7,253	$231,461

Contract Liabilities:
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	25,750	—	—	118,023	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	83,874	38,445	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	231,461
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	11,454	1.31	7,253	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	66,550	2,569	—	—	—	—	—
Total contract liabilities	$83,874	$38,445	$25,750	$66,550	$2,569	$118,023	$11,454	$1.31	$7,253	$231,461

Shares:
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	934	—	—	1,531	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	9,608	1,995	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	7,334
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	1,026	0.16	654	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	2,187	2,569	—	—	—	—	—
Total shares	9,608	1,995	934	2,187	2,569	1,531	1,026	0.16	654	7,334

Cost	$64,053	$27,366	$21,772	$62,480	$2,569	$79,236	$11,510	$1.07	$6,869	$179,634

Deferred contracts in the accumulation period:
Units owned by participants #	1,792	504	1,740	1,465	272	1,111	476	0.031	224	26,179
Minimum unit fair value #*	$46.802498	$76.252223	$14.795446	$45.421419	$9.433440	$106.234770	$24.046053	$42.109799	$32.316859	$8.823832
Maximum unit fair value #*	$46.802498	$76.252223	$14.795446	$45.421419	$9.433440	$106.234770	$24.046053	$42.109799	$32.316859	$8.823832
Contract liability	$83,874	$38,445	$25,750	$66,550	$2,569	$118,023	$11,454	$1.31	$7,253	$230,995

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	—	—	—	—	53
Minimum unit fair value #*	$—	$—	$—	$—	$—	$—	$—	$—	$—	$8.823832
Maximum unit fair value #*	$—	$—	$—	$—	$—	$—	$—	$—	$—	$8.823832
Contract liability	$—	$—	$—	$—	$—	$—	$—	$—	$—	$466

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	VY® JPMorgan Emerging Markets Equity Portfolio
	Sub-Account (4)	Sub-Account	Sub-Account (5)	Sub-Account (6)(7)	Sub-Account	Sub-Account (8)(9)(10)	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	6,223
class IA	326,375	65,610	262,269	2,404,150	199,837	297,373	124,090	323,425	3,771	—
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
Total investments	326,375	65,610	262,269	2,404,150	199,837	297,373	124,090	323,425	3,771	6,223
Due from Sponsor Company	1,870	—	—	—	243	—	790	—	283	—
Receivable for fund shares sold	—	2	10	5,193	—	149	—	1,158	—	—
Other assets	—	—	—	1	—	—	—	—	—	1
Total assets	328,245	65,612	262,279	2,409,344	200,080	297,522	124,880	324,583	4,054	6,224

Liabilities:
Due to Sponsor Company	—	2	10	5,193	—	149	—	1,158	—	—
Payable for fund shares purchased	1,870	—	—	—	243	—	790	—	283	—
Other liabilities	—	—	—	—	—	—	—	—	1	—
Total liabilities	1,870	2	10	5,193	243	149	790	1,158	284	—

Net assets:
For contract liabilities	$326,375	$65,610	$262,269	$2,404,151	$199,837	$297,373	$124,090	$323,425	$3,770	$6,224

Contract Liabilities:
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	6,224
class IA	326,375	65,610	262,269	2,404,151	199,837	297,373	124,090	323,425	3,770	—
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$326,375	$65,610	$262,269	$2,404,151	$199,837	$297,373	$124,090	$323,425	$3,770	$6,224

Shares:
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	226
class IA	27,243	1,265	11,819	138,170	10,206	6,846	12,298	8,478	39	—
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
Total shares	27,243	1,265	11,819	138,170	10,206	6,846	12,298	8,478	39	226

Cost	$316,775	$59,176	$237,219	$2,074,694	$106,273	$239,876	$123,916	$185,920	$2,160	$4,129

Deferred contracts in the accumulation period:
Units owned by participants #	74,860	11,148	61,532	26,532	44,988	24,729	70,642	2,983	900	179
Minimum unit fair value #*	$4.321713	$5.885406	$4.185220	$83.850955	$3.923270	$11.987152	$1.702765	$108.423065	$4.188771	$34.735217
Maximum unit fair value #*	$4.321713	$5.885406	$4.185220	$83.850955	$3.923270	$11.987152	$10.405540	$108.423065	$4.188771	$34.735217
Contract liability	$323,523	$65,610	$257,527	$2,224,752	$176,498	$296,431	$124,090	$323,425	$3,770	$6,224

Contracts in payout (annuitization) period:
Units owned by participants #	660	—	1,133	2,140	5,949	79	—	—	—	—
Minimum unit fair value #*	$4.321713	$—	$4.185220	$83.850955	$3.923270	$11.987152	$—	$—	$—	$—
Maximum unit fair value #*	$4.321713	$—	$4.185220	$83.850955	$3.923270	$11.987152	$—	$—	$—	$—
Contract liability	$2,852	$—	$4,742	$179,399	$23,339	$942	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Assets and Liabilities (continued)
December 31, 2020

	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® Growth Series	MFS® High Yield Portfolio	MFS® Income Portfolio	BlackRock S&P 500 Index V.I. Fund	Neuberger Berman AMT Short Duration Bond Portfolio	Pioneer Fund VCT Portfolio	Pioneer Select Mid Cap Growth VCT Portfolio	VanEck VIP Global Hard Assets Fund
	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	842,023	14,046	1,708	64,080	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	1,686	7,772	11,958	—	—	—	—	6,459
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	154,986	154,884	—	—	—	—	—	—	—	—
Total investments	154,986	154,884	1,686	7,772	11,958	842,023	14,046	1,708	64,080	6,459
Due from Sponsor Company	—	—	—	—	—	1,061	—	—	—	—
Receivable for fund shares sold	2	2	—	—	—	—	—	—	1	—
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	154,988	154,886	1,686	7,772	11,958	843,084	14,046	1,708	64,081	6,459

Liabilities:
Due to Sponsor Company	2	2	—	—	—	—	—	—	1	—
Payable for fund shares purchased	—	—	—	—	—	1,061	—	—	—	—
Other liabilities	—	—	1	1	1	—	—	—	—	—
Total liabilities	2	2	1	1	1	1,061	—	—	1	—

Net assets:
For contract liabilities	$154,986	$154,884	$1,685	$7,771	$11,957	$842,023	$14,046	$1,708	$64,080	$6,459

Contract Liabilities:
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	842,023	14,046	1,708	64,080	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	1,685	7,771	11,957	—	—	—	—	6,459
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	154,986	154,884	—	—	—	—	—	—	—	—
Total contract liabilities	$154,986	$154,884	$1,685	$7,771	$11,957	$842,023	$14,046	$1,708	$64,080	$6,459

Shares:
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	30,866	1,315	102	1,708	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	23	1,368	1,138	—	—	—	—	287
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	4,600	4,238	—	—	—	—	—	—	—	—
Total shares	4,600	4,238	23	1,368	1,138	30,866	1,315	102	1,708	287

Cost	$112,184	$92,345	$1,579	$8,079	$11,353	$715,865	$13,917	$1,706	$45,923	$7,609

Deferred contracts in the accumulation period:
Units owned by participants #	2,104	2,568	16	544	858	59,246	823	43	767	240
Minimum unit fair value #*	$73.649958	$60.302103	$102.856831	$14.291768	$13.934971	$13.480891	$17.063560	$39.832887	$83.536817	$26.874978
Maximum unit fair value #*	$73.649958	$60.302103	$102.856831	$14.291768	$13.934971	$13.838901	$17.063560	$39.832887	$83.536817	$26.874978
Contract liability	$154,986	$154,884	$1,685	$7,771	$11,957	$801,827	$14,046	$1,708	$64,080	$6,459

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	2,982	—	—	—	—
Minimum unit fair value #*	$—	$—	$—	$—	$—	$13.480891	$—	$—	$—	$—
Maximum unit fair value #*	$—	$—	$—	$—	$—	$13.480891	$—	$—	$—	$—
Contract liability	$—	$—	$—	$—	$—	$40,196	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Assets and Liabilities (concluded)
December 31, 2020

	Wells Fargo VT Discovery Fund	Voya Global High Dividend Low Volatility Portfolio	NVIT Emerging Markets Fund	Neuberger Berman AMT Sustainable Equity Portfolio
	Sub-Account	Sub-Account (14)	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 2	$62,474	$—	$—	$—
class A	—	—	—	—
class D	—	—	10,414	—
class I	—	—	—	34,738
class IA	—	—	—	—
class INIT	—	—	—	—
class PRIM	—	—	—	—
class S	—	75,125	—	—
class S1	—	—	—	—
Total investments	62,474	75,125	10,414	34,738
Due from Sponsor Company	—	—	—	1
Receivable for fund shares sold	1	1	—	—
Other assets	—	—	1	—
Total assets	62,475	75,126	10,415	34,739

Liabilities:
Due to Sponsor Company	1	1	—	—
Payable for fund shares purchased	—	—	—	1
Other liabilities	—	—	—	—
Total liabilities	1	1	—	1

Net assets:
For contract liabilities	$62,474	$75,125	$10,415	$34,738

Contract Liabilities:
class 2	$62,474	$—	$—	$—
class A	—	—	—	—
class D	—	—	10,415	—
class I	—	—	—	34,738
class IA	—	—	—	—
class INIT	—	—	—	—
class PRIM	—	—	—	—
class S	—	75,125	—	—
class S1	—	—	—	—
Total contract liabilities	$62,474	$75,125	$10,415	$34,738

Shares:
class 2	1,282	—	—	—
class A	—	—	—	—
class D	—	—	706	—
class I	—	—	—	1,132
class IA	—	—	—	—
class INIT	—	—	—	—
class PRIM	—	—	—	—
class S	—	7,162	—	—
class S1	—	—	—	—
Total shares	1,282	7,162	706	1,132

Cost	$33,811	$71,944	$7,182	$29,565

Deferred contracts in the accumulation period:
Units owned by participants #	451	5,792	675	2,587
Minimum unit fair value #*	$138.409753	$12.970350	$15.433324	$13.430218
Maximum unit fair value #*	$138.409753	$12.970350	$15.433324	$13.430218
Contract liability	$62,474	$75,125	$10,415	$34,738

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	$—	$—	$—	$—
Maximum unit fair value #*	$—	$—	$—	$—
Contract liability	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Federated Fund for U.S. Government Securities II. Change effective April 28, 2020.
(2) Formerly Federated High Income Bond Fund II. Change effective April 28, 2020.
(3) Formerly Federated Managed Volatility Fund II. Change effective April 28, 2020.
(4) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(5) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(7) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(8) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(10) Funded as of September 18, 2020.
(11) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(12) Funded as of October 7, 2020.
(13) Formerly MFS® Strategic Income Portfolio. Change effective September 1, 2020.
(14) Formerly Voya Global Equity Portfolio. Change effective April 30, 2020.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Operations
For the Periods Ended December 31, 2020

	American Century VP Balanced Fund	American Century VP Capital Appreciation Fund	AB VPS International Growth Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II	Federated Hermes Managed Volatility Fund II	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account

Investment income:
Dividends	$978	$—	$294	$900	$182	$—	$273	$0.13	$174	$3,593

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(214)
Mortality and expense risk charges	(381)	(132)	(95)	(295)	(171)	(436)	(53)	—	(31)	(2,674)
Total expenses	(381)	(132)	(95)	(295)	(171)	(436)	(53)	—	(31)	(2,888)
Net investment income (loss)	597	(132)	199	605	11	(436)	220	0.13	143	705

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	15,293	17	26	683	—	146	(677)	(0.09)	(5)	4,126
Net realized gain distributions	2,866	3,124	1,860	15,519	—	7,437	—	—	—	10,974
Change in unrealized appreciation (depreciation) during the period	(8,750)	8,331	3,837	(8,016)	—	23,081	1,065	0.07	(111)	5,341
Net gain (loss) on investments	9,409	11,472	5,723	8,186	—	30,664	388	(0.02)	(116)	20,441
Net increase (decrease) in net assets resulting from operations	$10,006	$11,340	$5,922	$8,791	$11	$30,228	$608	$0.11	$27	$21,146

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund
	Sub-Account (4)	Sub-Account	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)(8)	Sub-Account (9)	Sub-Account (10)	Sub-Account	Sub-Account (11)	Sub-Account (12)(13)(14)

Investment income:
Dividends	$6,561	$545	$4,303	$1,635	$7,000	$—	$11,782	$3,229	$—	$128

Expenses:
Administrative charges	(210)	—	—	(175)	(949)	(889)	(95)	—	(90)	—
Mortality and expense risk charges	(2,631)	(738)	(1,134)	(2,185)	(11,868)	(11,114)	(1,186)	(2,292)	(1,125)	(1,026)
Total expenses	(2,841)	(738)	(1,134)	(2,360)	(12,817)	(12,003)	(1,281)	(2,292)	(1,215)	(1,026)
Net investment income (loss)	3,720	(193)	3,169	(725)	(5,817)	(12,003)	10,501	937	(1,215)	(898)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	165	(14)	162	20,665	11,844	32,552	(23,073)	7,317	(39,832)	751
Net realized gain distributions	393	4,223	1,078	100,673	32,213	573,958	—	—	37,434	4,109
Change in unrealized appreciation (depreciation) during the period	10,383	7,047	24,915	(79,464)	257,922	(182,429)	11,931	21,556	12,528	57,497
Net gain (loss) on investments	10,941	11,256	26,155	41,874	301,979	424,081	(11,142)	28,873	10,130	62,357
Net increase (decrease) in net assets resulting from operations	$14,661	$11,063	$29,324	$41,149	$296,162	$412,078	$(641)	$29,810	$8,915	$61,459

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	VY® JPMorgan Emerging Markets Equity Portfolio	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® Growth Series
	Sub-Account (15)	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account (18)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (19)

Investment income:
Dividends	$726	$589	$—	$53	$3,204	$3,650	$34	$479	$—	$—

Expenses:
Administrative charges	—	(45)	(251)	—	(73)	—	—	—	—	—
Mortality and expense risk charges	(1,196)	(593)	(3,142)	(42)	(909)	(1,998)	(24)	(666)	(552)	(2)
Total expenses	(1,196)	(638)	(3,393)	(42)	(982)	(1,998)	(24)	(666)	(552)	(2)
Net investment income (loss)	(470)	(49)	(3,393)	11	2,222	1,652	10	(187)	(552)	(2)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(30,036)	165	6,402	23	373	(25,238)	197	4,057	189	1
Net realized gain distributions	10,104	—	9,235	209	—	31,008	366	3,644	11,671	—
Change in unrealized appreciation (depreciation) during the period	(11,831)	(430)	65,589	94	1,964	(35,677)	1,078	12,978	36,578	107
Net gain (loss) on investments	(31,763)	(265)	81,226	326	2,337	(29,907)	1,641	20,679	48,438	108
Net increase (decrease) in net assets resulting from operations	$(32,233)	$(314)	$77,833	$337	$4,559	$(28,255)	$1,651	$20,492	$47,886	$106

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	MFS® High Yield Portfolio	MFS® Income Portfolio	BlackRock S&P 500 Index V.I. Fund	Neuberger Berman AMT Short Duration Bond Portfolio	Pioneer Fund VCT Portfolio	Pioneer Select Mid Cap Growth VCT Portfolio	VanEck VIP Global Hard Assets Fund	Wells Fargo VT Discovery Fund	Voya Global High Dividend Low Volatility Portfolio	NVIT Emerging Markets Fund
	Sub-Account	Sub-Account (20)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (21)	Sub-Account

Investment income:
Dividends	$413	$428	$13,330	$325	$9	$—	$49	$—	$1,714	$140

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(33)	(51)	(9,011)	(62)	(5)	(223)	(23)	(202)	(344)	(38)
Total expenses	(33)	(51)	(9,011)	(62)	(5)	(223)	(23)	(202)	(344)	(38)
Net investment income (loss)	380	377	4,319	263	4	(223)	26	(202)	1,370	102

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3)	(1)	4,294	—	(1)	25	(157)	66	264	8
Net realized gain distributions	—	—	48,638	—	96	3,510	—	3,888	—	—
Change in unrealized appreciation (depreciation) during the period	(34)	595	61,168	145	188	14,513	1,142	20,143	(3,064)	1,040
Net gain (loss) on investments	(37)	594	114,100	145	283	18,048	985	24,097	(2,800)	1,048
Net increase (decrease) in net assets resulting from operations	$343	$971	$118,419	$408	$287	$17,825	$1,011	$23,895	$(1,430)	$1,150

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

Neuberger Berman AMT Sustainable Equity Portfolio
Sub-Account

Investment income:
Dividends	$180

Expenses:
Administrative charges	—
Mortality and expense risk charges	(132)
Total expenses	(132)
Net investment income (loss)	48

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	79
Net realized gain distributions	1,237
Change in unrealized appreciation (depreciation) during the period	4,237
Net gain (loss) on investments	5,553
Net increase (decrease) in net assets resulting from operations	$5,601

The accompanying notes are an integral part of these financial statements.

(1) Formerly Federated Fund for U.S. Government Securities II. Change effective April 28, 2020.
(2) Formerly Federated High Income Bond Fund II. Change effective April 28, 2020.
(3) Formerly Federated Managed Volatility Fund II. Change effective April 28, 2020.
(4) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(5) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(8) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(9) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(10) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(11) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(12) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(13) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(14) Funded as of September 18, 2020.
(15) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(16) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(17) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(18) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(19) Funded as of October 7, 2020.
(20) Formerly MFS® Strategic Income Portfolio. Change effective September 1, 2020.
(21) Formerly Voya Global Equity Portfolio. Change effective April 30, 2020.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	American Century VP Balanced Fund	American Century VP Capital Appreciation Fund	AB VPS International Growth Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II	Federated Hermes Managed Volatility Fund II	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account

Operations:
Net investment income (loss)	$597	$(132)	$199	$605	$11	$(436)	$220	$0.13	$143	$705
Net realized gain (loss) on security transactions	15,293	17	26	683	—	146	(677)	(0.09)	(5)	4,126
Net realized gain distributions	2,866	3,124	1,860	15,519	—	7,437	—	—	—	10,974
Change in unrealized appreciation (depreciation) during the period	(8,750)	8,331	3,837	(8,016)	—	23,081	1,065	0.07	(111)	5,341
Net increase (decrease) in net assets resulting from operations	10,006	11,340	5,922	8,791	11	30,228	608	0.11	27	21,146

Unit transactions:
Purchases	—	—	—	—	—	—	—	—	—	150
Net transfers	—	(23)	(636)	(985)	—	1,580	—	—	—	4,187
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(71,268)	(4)	(70)	(1,256)	(60,521)	(250)	(23,389)	(1.35)	(65)	(16,959)
Other transactions	—	—	1	—	—	(1)	1	(0.01)	—	—
Death benefits	(7,238)	—	—	(7,171)	—	—	—	—	—	—
Net annuity transactions	—	—	—	—	—	—	—	—	—	(74)
Net increase (decrease) in net assets resulting from unit transactions	(78,506)	(27)	(705)	(9,412)	(60,521)	1,329	(23,388)	(1.36)	(65)	(12,696)
Net increase (decrease) in net assets	(68,500)	11,313	5,217	(621)	(60,510)	31,557	(22,780)	(1.25)	(38)	8,450

Net assets:
Beginning of period	152,374	27,132	20,533	67,171	63,079	86,466	34,234	2.56	7,291	223,011
End of period	$83,874	$38,445	$25,750	$66,550	$2,569	$118,023	$11,454	$1.31	$7,253	$231,461

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund
	Sub-Account (4)	Sub-Account	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)(8)	Sub-Account (9)	Sub-Account (10)	Sub-Account	Sub-Account (11)	Sub-Account (12)(13)(14)

Operations:
Net investment income (loss)	$3,720	$(193)	$3,169	$(725)	$(5,817)	$(12,003)	$10,501	$937	$(1,215)	$(898)
Net realized gain (loss) on security transactions	165	(14)	162	20,665	11,844	32,552	(23,073)	7,317	(39,832)	751
Net realized gain distributions	393	4,223	1,078	100,673	32,213	573,958	—	—	37,434	4,109
Change in unrealized appreciation (depreciation) during the period	10,383	7,047	24,915	(79,464)	257,922	(182,429)	11,931	21,556	12,528	57,497
Net increase (decrease) in net assets resulting from operations	14,661	11,063	29,324	41,149	296,162	412,078	(641)	29,810	8,915	61,459

Unit transactions:
Purchases	1,027	—	—	—	60	2,227	—	2,617	—	—
Net transfers	10,134	—	(3,328)	(1,565)	(165,485)	127,410	7,118	(183)	(5,875)	(1,207)
Net interfund transfers due to corporate actions	134,083	—	211,403	(274,706)	1,733,162	(1,458,456)	(134,083)	—	(130,012)	240,396
Surrenders for benefit payments and fees	(6,594)	(10)	(1,364)	(2,720)	(59,363)	(78,115)	(10,141)	(12,452)	(5,039)	(4,021)
Other transactions	—	—	—	1	—	(16)	—	(3)	1	—
Death benefits	(2,827)	—	—	—	—	(5,795)	—	(7,043)	—	—
Net annuity transactions	2,002	—	4,174	—	145,206	(155,622)	(2,400)	(1,005)	(873)	746
Net increase (decrease) in net assets resulting from unit transactions	137,825	(10)	210,885	(278,990)	1,653,580	(1,568,367)	(139,506)	(18,069)	(141,798)	235,914
Net increase (decrease) in net assets	152,486	11,053	240,209	(237,841)	1,949,742	(1,156,289)	(140,147)	11,741	(132,883)	297,373

Net assets:
Beginning of period	173,889	54,557	22,060	237,841	454,409	1,156,289	140,147	188,096	132,883	—
End of period	$326,375	$65,610	$262,269	$—	$2,404,151	$—	$—	$199,837	$—	$297,373

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	VY® JPMorgan Emerging Markets Equity Portfolio	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® Growth Series
	Sub-Account (15)	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account (18)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (19)

Operations:
Net investment income (loss)	$(470)	$(49)	$(3,393)	$11	$2,222	$1,652	$10	$(187)	$(552)	$(2)
Net realized gain (loss) on security transactions	(30,036)	165	6,402	23	373	(25,238)	197	4,057	189	1
Net realized gain distributions	10,104	—	9,235	209	—	31,008	366	3,644	11,671	—
Change in unrealized appreciation (depreciation) during the period	(11,831)	(430)	65,589	94	1,964	(35,677)	1,078	12,978	36,578	107
Net increase (decrease) in net assets resulting from operations	(32,233)	(314)	77,833	337	4,559	(28,255)	1,651	20,492	47,886	106

Unit transactions:
Purchases	4,864	—	1,345	—	—	—	—	—	—	—
Net transfers	5,076	1,907	(4,994)	283	(46)	10,331	(883)	—	2,107	1,580
Net interfund transfers due to corporate actions	(110,384)	98,330	—	—	(98,330)	(211,403)	—	—	—	—
Surrenders for benefit payments and fees	(27,283)	(9,108)	(11,053)	(1)	(4,854)	(1,159)	(5)	(2,289)	(15)	—
Other transactions	—	1	—	(5)	—	—	—	—	—	(1)
Death benefits	(13,424)	—	(3,749)	—	—	—	—	(12,981)	—	—
Net annuity transactions	—	—	—	—	—	(4,855)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(141,151)	91,130	(18,451)	277	(103,230)	(207,086)	(888)	(15,270)	2,092	1,579
Net increase (decrease) in net assets	(173,384)	90,816	59,382	614	(98,671)	(235,341)	763	5,222	49,978	1,685

Net assets:
Beginning of period	173,384	33,274	264,043	3,156	98,671	235,341	5,461	149,764	104,906	—
End of period	$—	$124,090	$323,425	$3,770	$—	$—	$6,224	$154,986	$154,884	$1,685

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	MFS® High Yield Portfolio	MFS® Income Portfolio	BlackRock S&P 500 Index V.I. Fund	Neuberger Berman AMT Short Duration Bond Portfolio	Pioneer Fund VCT Portfolio	Pioneer Select Mid Cap Growth VCT Portfolio	VanEck VIP Global Hard Assets Fund	Wells Fargo VT Discovery Fund	Voya Global High Dividend Low Volatility Portfolio	NVIT Emerging Markets Fund
	Sub-Account	Sub-Account (20)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (21)	Sub-Account

Operations:
Net investment income (loss)	$380	$377	$4,319	$263	$4	$(223)	$26	$(202)	$1,370	$102
Net realized gain (loss) on security transactions	(3)	(1)	4,294	—	(1)	25	(157)	66	264	8
Net realized gain distributions	—	—	48,638	—	96	3,510	—	3,888	—	—
Change in unrealized appreciation (depreciation) during the period	(34)	595	61,168	145	188	14,513	1,142	20,143	(3,064)	1,040
Net increase (decrease) in net assets resulting from operations	343	971	118,419	408	287	17,825	1,011	23,895	(1,430)	1,150

Unit transactions:
Purchases	—	—	4,613	—	—	—	—	—	—	—
Net transfers	—	—	4,929	—	327	—	(344)	(5)	(548)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	—	(64)	(63,124)	—	(10)	(79)	(16)	(16)	(1,238)	(8)
Other transactions	—	—	(9)	—	—	—	1	—	—	—
Death benefits	—	—	(12,466)	—	—	—	—	—	(7,036)	—
Net annuity transactions	—	—	(2,113)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	—	(64)	(68,170)	—	317	(79)	(359)	(21)	(8,822)	(8)
Net increase (decrease) in net assets	343	907	50,249	408	604	17,746	652	23,874	(10,252)	1,142

Net assets:
Beginning of period	7,428	11,050	791,774	13,638	1,104	46,334	5,807	38,600	85,377	9,273
End of period	$7,771	$11,957	$842,023	$14,046	$1,708	$64,080	$6,459	$62,474	$75,125	$10,415

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

Neuberger Berman AMT Sustainable Equity Portfolio
Sub-Account

Operations:
Net investment income (loss)	$48
Net realized gain (loss) on security transactions	79
Net realized gain distributions	1,237
Change in unrealized appreciation (depreciation) during the period	4,237
Net increase (decrease) in net assets resulting from operations	5,601

Unit transactions:
Purchases	—
Net transfers	(910)
Net interfund transfers due to corporate actions	—
Surrenders for benefit payments and fees	(24)
Other transactions	1
Death benefits	—
Net loan activity	—
Net annuity transactions	—
Cost of insurance	—
Net increase (decrease) in net assets resulting from unit transactions	(933)
Net increase (decrease) in net assets	4,668

Net assets:
Beginning of period	30,070
End of period	$34,738

The accompanying notes are an integral part of these financial statements.

(1) Formerly Federated Fund for U.S. Government Securities II. Change effective April 28, 2020.
(2) Formerly Federated High Income Bond Fund II. Change effective April 28, 2020.
(3) Formerly Federated Managed Volatility Fund II. Change effective April 28, 2020.
(4) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(5) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(8) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(9) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(10) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(11) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(12) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(13) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(14) Funded as of September 18, 2020.
(15) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(16) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(17) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(18) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(19) Funded as of October 7, 2020.
(20) Formerly MFS® Strategic Income Portfolio. Change effective September 1, 2020.
(21) Formerly Voya Global Equity Portfolio. Change effective April 30, 2020.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	American Century VP Balanced Fund	American Century VP Capital Appreciation Fund	AB VPS International Growth Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated Managed Volatility Fund II	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,734	$(112)	$23	$314	$865	$(347)	$845	$0.22	$107	$982
Net realized gain (loss) on security transactions	4,616	7	(9)	52	—	62	(375)	(0.12)	—	9,138
Net realized gain distributions	3,711	4,017	452	7,150	—	9,600	—	—	—	17,758
Change in unrealized appreciation (depreciation) during the period	18,218	3,117	3,894	7,334	—	12,679	1,761	0.35	1,092	14,849
Net increase (decrease) in net assets resulting from operations	28,279	7,029	4,360	14,850	865	21,994	2,231	0.45	1,199	42,727

Unit transactions:
Purchases	—	—	—	—	—	—	—	—	—	150
Net transfers	—	—	—	—	12,558	—	—	—	—	1,134
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—		—	—
Surrenders for benefit payments and fees	(28,237)	(5)	(7)	(2)	(63,175)	(48)	(9,737)	(1.57)	(4)	(34,042)
Other transactions	—	—	—	1	1	(3)	—	0.03	—	—
Death benefits	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	—	—	—	—	—	—	—	—	(73)
Net increase (decrease) in net assets resulting from unit transactions	(28,237)	(5)	(7)	(1)	(50,616)	(51)	(9,737)	(1.54)	(4)	(32,831)
Net increase (decrease) in net assets	42	7,024	4,353	14,849	(49,751)	21,943	(7,506)	(1.09)	1,195	9,896

Net assets:
Beginning of period	152,332	20,108	16,180	52,322	112,830	64,523	41,740	3.65	6,096	213,115
End of period	$152,374	$27,132	$20,533	$67,171	$63,079	$86,466	$34,234	$2.56	$7,291	$223,011

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap Value HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,468	$(63)	$112	$(2,078)	$(2,175)	$(15,339)	$6,778	$820	$(1,157)	$(647)
Net realized gain (loss) on security transactions	(213)	(21)	(10)	2,686	13,036	36,468	(1,843)	16,024	(6,534)	5,818
Net realized gain distributions	—	5,546	2,534	30,590	51,189	222,793	—	6,741	21,997	20,778
Change in unrealized appreciation (depreciation) during the period	10,895	6,974	2,298	25,507	62,456	35,391	12,444	18,454	33,047	23,588
Net increase (decrease) in net assets resulting from operations	15,150	12,436	4,934	56,705	124,506	279,313	17,379	42,039	47,353	49,537

Unit transactions:
Purchases	—	—	—	—	—	240	—	60	50	—
Net transfers	2,138	—	10	(1,230)	(47,880)	(2,636)	5,298	173	(495)	303
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(11,128)	(10)	(1,317)	(3,292)	(59,633)	(202,820)	(15,159)	(59,456)	(66,863)	(76,645)
Other transactions	—	—	—	—	1	8	—	1	—	—
Death benefits	—	—	—	—	(24,516)	(24,435)	—	—	—	—
Net annuity transactions	(93)	—	—	—	(1,580)	93,444	(380)	18,555	(117)	—
Net increase (decrease) in net assets resulting from unit transactions	(9,083)	(10)	(1,307)	(4,522)	(133,608)	(136,199)	(10,241)	(40,667)	(67,425)	(76,342)
Net increase (decrease) in net assets	6,067	12,426	3,627	52,183	(9,102)	143,114	7,138	1,372	(20,072)	(26,805)

Net assets:
Beginning of period	167,822	42,131	18,433	185,658	463,511	1,013,175	133,009	186,724	152,955	200,189
End of period	$173,889	$54,557	$22,060	$237,841	$454,409	$1,156,289	$140,147	$188,096	$132,883	$173,384

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	VY® JPMorgan Emerging Markets Equity Portfolio	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® High Yield Portfolio	MFS® Strategic Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$350	$(3,360)	$(19)	$1,195	$1,427	$(47)	$(520)	$(419)	$374	$331
Net realized gain (loss) on security transactions	107	21,865	4,294	(204)	5,153	4,662	50	96	(2)	(1)
Net realized gain distributions	—	41,723	248	—	22,080	275	3,144	8,143	—	—
Change in unrealized appreciation (depreciation) during the period	222	15,062	(2,776)	2,901	23,031	1,263	33,559	19,537	556	774
Net increase (decrease) in net assets resulting from operations	679	75,290	1,747	3,892	51,691	6,153	36,233	27,357	928	1,104

Unit transactions:
Purchases	—	50	—	—	51	—	—	—	—	—
Net transfers	93	(987)	26	1,347	522	—	—	—	—	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(6,974)	(63,399)	(8,307)	(10,021)	(30,752)	(35,417)	(28)	(19)	—	(4)
Other transactions	1	—	—	—	1	—	—	—	1	—
Death benefits	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	—	—	—	(926)	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(6,880)	(64,336)	(8,281)	(8,674)	(31,104)	(35,417)	(28)	(19)	1	(4)
Net increase (decrease) in net assets	(6,201)	10,954	(6,534)	(4,782)	20,587	(29,264)	36,205	27,338	929	1,100

Net assets:
Beginning of period	39,475	253,089	9,690	103,453	214,754	34,725	113,559	77,568	6,499	9,950
End of period	$33,274	$264,043	$3,156	$98,671	$235,341	$5,461	$149,764	$104,906	$7,428	$11,050

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	BlackRock S&P 500 Index V.I. Fund	Neuberger Berman AMT Short Duration Bond Portfolio	Pioneer Fund VCT Portfolio	Pioneer Select Mid Cap Growth VCT Portfolio	VanEck VIP Global Hard Assets Fund	Wells Fargo VT Discovery Fund	VOYA Global Equity Portfolio	NVIT Emerging Markets Fund	Neuberger Berman AMT Sustainable Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$7,226	$208	$6	$(193)	$(25)	$(161)	$1,670	$145	$31
Net realized gain (loss) on security transactions	3,244	—	(4)	15	(19)	38	12	10	(1)
Net realized gain distributions	43,072	—	151	5,260	—	3,740	3,827	—	1,536
Change in unrealized appreciation (depreciation) during the period	144,640	218	108	6,288	638	7,095	9,234	1,522	936
Net increase (decrease) in net assets resulting from operations	198,182	426	261	11,370	594	10,712	14,743	1,677	2,502

Unit transactions:
Purchases	150	—	—	—	—	—	—	—	—
Net transfers	(15,501)	—	—	—	—	—	—	—	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	27,589
Surrenders for benefit payments and fees	(124,212)	—	(10)	(51)	(16)	(13)	(17)	(17)	(21)
Other transactions	—	—	1	—	1	—	—	—	—
Death benefits	(22,021)	—	—	—	—	—	—	—	—
Net annuity transactions	30,470	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(131,114)	—	(9)	(51)	(15)	(13)	(17)	(17)	27,568
Net increase (decrease) in net assets	67,068	426	252	11,319	579	10,699	14,726	1,660	30,070

Net assets:
Beginning of period	724,706	13,212	852	35,015	5,228	27,901	70,651	7,613	—
End of period	$791,774	$13,638	$1,104	$46,334	$5,807	$38,600	$85,377	$9,273	$30,070

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT A
Union Security Life Insurance Company of New York
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account A (the “Account”) is a separate investment account established by Union Security Life Insurance Company of New York (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of New York and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AB VPS International Growth Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. Government Money Market Fund, AB VPS Large Cap Growth Portfolio, Federated Hermes Fund for U.S. Government Securities II (Formerly Federated Fund for U.S. Government Securities II), Federated Hermes High Income Bond Fund II (Formerly Federated High Income Bond Fund II), Federated Hermes Managed Volatility Fund II (Formerly Federated Managed Volatility Fund II), Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund (Merged assets from Hartford High Yield HLS Fund), Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund (Merged assets from Hartford Value HLS Fund), Hartford Global Growth HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford Disciplined Equity HLS Fund (Merged assets from Hartford Growth Opportunities HLS Fund) (Merged assets from Hartford Global Growth HLS Fund), Hartford Growth Opportunities HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford High Yield HLS Fund (Merged into Hartford Total Return Bond HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford MidCap HLS Fund (Merged assets from Hartford MidCap Value HLS Fund) (Merged assets from Hartford MidCap Growth HLS Fund), Hartford MidCap Value HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford Ultrashort Bond HLS Fund (Merged assets from Hartford U.S. Government Securities HLS Fund), Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund (Merged into Hartford Ultrashort Bond HLS Fund), Hartford Value HLS Fund (Merged into Hartford Dividend and Growth HLS Fund), VY® JPMorgan Emerging Markets Equity Portfolio, Invesco V.I. Health Care Fund, Invesco V.I. Technology Fund, MFS® Growth Series, MFS® High Yield Portfolio, MFS® Income Portfolio (Formerly MFS® Strategic Income Portfolio), BlackRock S&P 500 Index V.I. Fund, Neuberger Berman AMT Short Duration Bond Portfolio, Pioneer Fund VCT Portfolio, Pioneer Select Mid Cap Growth VCT Portfolio, VanEck VIP Global Hard Assets Fund, Wells Fargo VT Discovery Fund, Voya Global High Dividend Low Volatility Portfolio (Formerly Voya Global Equity Portfolio), NVIT Emerging Markets Fund, Neuberger Berman AMT Sustainable Equity Portfolio.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager.

For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.
h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.10% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee in the amount of $30 may be charged. These expenses are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Balanced Fund	$3,843	$78,886
American Century VP Capital Appreciation Fund	$3,125	$160
AB VPS International Growth Portfolio	$2,153	$799
Invesco V.I. Core Equity Fund	$16,419	$9,707
Invesco V.I. Government Money Market Fund	$182	$60,693
AB VPS Large Cap Growth Portfolio	$9,017	$688
Federated Hermes Fund for U.S. Government Securities II+	$273	$23,440
Federated Hermes High Income Bond Fund II+	$0.13	$1.37
Federated Hermes Managed Volatility Fund II+	$173.00	$95.00
Hartford Balanced HLS Fund	$18,688	$19,705
Hartford Total Return Bond HLS Fund+	$154,885	$12,948
Hartford Capital Appreciation HLS Fund	$4,768	$748
Hartford Dividend and Growth HLS Fund+	$217,986	$2,853
Hartford Global Growth HLS Fund+	$102,308	$281,351
Hartford Disciplined Equity HLS Fund+	$1,774,516	$94,541
Hartford Growth Opportunities HLS Fund+	$580,952	$1,587,365
Hartford High Yield HLS Fund+	$17,270	$146,275
Hartford International Opportunities HLS Fund	$5,381	$22,513
Hartford MidCap Growth HLS Fund+	$37,890	$143,470
Hartford MidCap HLS Fund+	$245,993	$6,868
Hartford MidCap Value HLS Fund+	$15,752	$147,269
Hartford Ultrashort Bond HLS Fund+	$100,801	$9,718
Hartford SmallCap Growth HLS Fund	$10,409	$23,019
Hartford Stock HLS Fund	$545	$48
Hartford U.S. Government Securities HLS Fund+	$3,716	$104,724
Hartford Value HLS Fund+	$40,830	$215,256
VY® JPMorgan Emerging Markets Equity Portfolio	$400	$912
Invesco V.I. Health Care Fund	$4,123	$15,935
Invesco V.I. Technology Fund	$13,777	$566
MFS® Growth Series	$1,580	$2
MFS® High Yield Portfolio	$413	$33
MFS® Income Portfolio+	$428	$115
BlackRock S&P 500 Index V.I. Fund	$70,185	$85,397
Neuberger Berman AMT Short Duration Bond Portfolio	$325	$62
Pioneer Fund VCT Portfolio	$432	$14
Pioneer Select Mid Cap Growth VCT Portfolio	$3,511	$303
VanEck VIP Global Hard Assets Fund	$49	$381
Wells Fargo VT Discovery Fund	$3,888	$223
Voya Global High Dividend Low Volatility Portfolio+	$1,714	$9,166
NVIT Emerging Markets Fund	$141	$48
Neuberger Berman AMT Sustainable Equity Portfolio	$1,416	$1,065

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase(Decrease)
American Century VP Balanced Fund	—	1,855	(1,855)
American Century VP Capital Appreciation Fund	—	1	(1)
AB VPS International Growth Portfolio	—	55	(55)
Invesco V.I. Core Equity Fund	—	211	(211)
Invesco V.I. Government Money Market Fund	—	5,979	(5,979)
AB VPS Large Cap Growth Portfolio	16	3	13
Federated Hermes Fund for U.S. Government Securities II+	—	1,015	(1,015)
Federated Hermes High Income Bond Fund II+	—	0.033	(0.033)
Federated Hermes Managed Volatility Fund II+	—	3.000	(3.000)
Hartford Balanced HLS Fund	521	2,120	(1,599)
Hartford Total Return Bond HLS Fund+	34,775	2,535	32,240
Hartford Capital Appreciation HLS Fund	—	2	(2)
Hartford Dividend and Growth HLS Fund+	57,534	473	57,061
Hartford Global Growth HLS Fund+	—	3,678	(3,678)
Hartford Disciplined Equity HLS Fund+	23,491	1,130	22,361
Hartford Growth Opportunities HLS Fund+	385	55,139	(54,754)
Hartford High Yield HLS Fund+	198	4,931	(4,733)
Hartford International Opportunities HLS Fund	739	6,775	(6,036)
Hartford MidCap Growth HLS Fund+	16	3,612	(3,596)
Hartford MidCap HLS Fund+	25,357	549	24,808
Hartford MidCap Value HLS Fund+	263	7,007	(6,744)
Hartford Ultrashort Bond HLS Fund+	58,644	1,091	57,553
Hartford SmallCap Growth HLS Fund	18	235	(217)
Hartford Stock HLS Fund	68	1	67
Hartford U.S. Government Securities HLS Fund+	18	3,666	(3,648)
Hartford Value HLS Fund+	2,681	84,547	(81,866)
VY® JPMorgan Emerging Markets Equity Portfolio	—	30	(30)
Invesco V.I. Health Care Fund	—	213	(213)
Invesco V.I. Technology Fund	38	—	38
MFS® Growth Series	16	—	16
MFS® High Yield Portfolio	—	—	—
MFS® Income Portfolio+	—	5	(5)
BlackRock S&P 500 Index V.I. Fund	791	6,892	(6,101)
Neuberger Berman AMT Short Duration Bond Portfolio	—	—	—
Pioneer Fund VCT Portfolio	9	—	9
Pioneer Select Mid Cap Growth VCT Portfolio	—	1	(1)
VanEck VIP Global Hard Assets Fund	—	16	(16)
Wells Fargo VT Discovery Fund	—	1	(1)
Voya Global High Dividend Low Volatility Portfolio+	—	689	(689)
NVIT Emerging Markets Fund	—	1	(1)
Neuberger Berman AMT Sustainable Equity Portfolio	—	78	(78)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Balanced Fund	—	703	(703)
American Century VP Capital Appreciation Fund	—	—	—
AB VPS International Growth Portfolio	—	1	(1)
Invesco V.I. Core Equity Fund	—	—	—
Invesco V.I. Government Money Market Fund	1,707	6,784	(5,077)
AB VPS Large Cap Growth Portfolio	—	1	(1)
Federated Fund for U.S. Government Securities II	—	426	(426)
Federated High Income Bond Fund II	—	0.040	(0.040)
Federated Managed Volatility Fund II	—	—	—
Hartford Balanced HLS Fund	216	4,607	(4,391)
Hartford Total Return Bond HLS Fund	736	3,055	(2,319)
Hartford Capital Appreciation HLS Fund	—	2	(2)
Hartford Dividend and Growth HLS Fund	28	366	(338)
Hartford Global Growth HLS Fund	5	83	(78)
Hartford Disciplined Equity HLS Fund	26	2,234	(2,208)
Hartford Growth Opportunities HLS Fund	5,244	12,348	(7,104)
Hartford High Yield HLS Fund	202	569	(367)
Hartford International Opportunities HLS Fund	6,082	19,653	(13,571)
Hartford MidCap Growth HLS Fund	6	2,119	(2,113)
Hartford MidCap Value HLS Fund	61	3,396	(3,335)
Hartford Ultrashort Bond HLS Fund	54	1,111	(1,057)
Hartford SmallCap Growth HLS Fund	5	915	(910)
Hartford Stock HLS Fund	17	2,496	(2,479)
Hartford U.S. Government Securities HLS Fund	55	377	(322)
Hartford Value HLS Fund	642	12,904	(12,262)
VY® JPMorgan Emerging Markets Equity Portfolio	—	1,542	(1,542)
Invesco V.I. Health Care Fund	—	1	(1)
Invesco V.I. Technology Fund	—	1	(1)
MFS® High Yield Portfolio	—	—	—
MFS® Strategic Income Portfolio	—	1	(1)
BlackRock S&P 500 Index V.I. Fund	3,064	15,891	(12,827)
Neuberger Berman AMT Short Duration Bond Portfolio	—	—	—
Pioneer Fund VCT Portfolio	—	1	(1)
Pioneer Select Mid Cap Growth VCT Portfolio	—	1	(1)
VanEck VIP Global Hard Assets Fund	—	1	(1)
Wells Fargo VT Discovery Fund	—	—	—
VOYA Global Equity Portfolio	—	2	(2)
NVIT Emerging Markets Fund	—	1	(1)
Neuberger Berman AMT Sustainable Equity Portfolio	2,667	2	2,665

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Balanced Fund
2020	1,792	$46.802498	to	$46.802498	$83,874	0.45%	to	0.45%	1.16%	to	1.16%	12.02%	to	12.02%
2019	3,647	$41.779788	to	$41.779788	$152,374	0.45%	to	0.45%	1.52%	to	1.52%	19.31%	to	19.31%
2018	4,350	$35.016715	to	$35.016715	$152,332	0.45%	to	0.45%	1.42%	to	1.42%	(4.26)%	to	(4.26)%
2017	4,351	$36.575388	to	$36.575388	$159,130	0.45%	to	0.45%	1.54%	to	1.54%	13.40%	to	13.40%
2016	4,472	$32.253865	to	$32.253865	$144,224	0.45%	to	0.45%	1.59%	to	1.59%	6.51%	to	6.51%
American Century VP Capital Appreciation Fund
2020	504	$76.252223	to	$76.252223	$38,445	0.45%	to	0.45%	—%	to	—%	41.82%	to	41.82%
2019	505	$53.768143	to	$53.768143	$27,132	0.45%	to	0.45%	—%	to	—%	34.96%	to	34.96%
2018	505	$39.841347	to	$39.841347	$20,108	0.45%	to	0.45%	—%	to	—%	(5.62)%	to	(5.62)%
2017	505	$42.214726	to	$42.214726	$21,310	0.45%	to	0.45%	—%	to	—%	21.24%	to	21.24%
2016	505	$34.817859	to	$34.817859	$17,580	0.45%	to	0.45%	—%	to	—%	2.77%	to	2.77%
AB VPS International Growth Portfolio
2020	1,740	$14.795446	to	$14.795446	$25,750	0.45%	to	0.45%	1.39%	to	1.39%	29.36%	to	29.36%
2019	1,795	$11.437596	to	$11.437596	$20,533	0.45%	to	0.45%	0.58%	to	0.58%	26.95%	to	26.95%
2018	1,796	$9.009225	to	$9.009225	$16,180	0.45%	to	0.45%	0.69%	to	0.69%	(17.78)%	to	(17.78)%
2017	1,797	$10.957487	to	$10.957487	$19,687	0.45%	to	0.45%	1.20%	to	1.20%	34.42%	to	34.42%
2016	1,597	$8.151929	to	$8.151929	$13,020	0.45%	to	0.45%	—%	to	—%	(7.29)%	to	(7.29)%
Invesco V.I. Core Equity Fund
2020	1,465	$45.421419	to	$45.421419	$66,550	0.45%	to	0.45%	1.37%	to	1.37%	13.34%	to	13.34%
2019	1,676	$40.075446	to	$40.075446	$67,171	0.45%	to	0.45%	0.97%	to	0.97%	28.39%	to	28.39%
2018	1,676	$31.214866	to	$31.214866	$52,322	0.45%	to	0.45%	0.91%	to	0.91%	(9.80)%	to	(9.80)%
2017	1,676	$34.606963	to	$34.606963	$58,011	0.45%	to	0.45%	1.05%	to	1.05%	12.67%	to	12.67%
2016	1,676	$30.716284	to	$30.716284	$51,491	0.45%	to	0.45%	0.77%	to	0.77%	9.77%	to	9.77%
Invesco V.I. Government Money Market Fund
2020	272	$9.433440	to	$10.100226	$2,569	0.45%	to	1.35%	0.29%	to	0.29%	(1.05)%	to	(0.16)%
2019	6,251	$9.533599	to	$10.116003	$63,079	0.45%	to	1.35%	1.78%	to	1.93%	0.53%	to	1.44%
2018	11,328	$9.483229	to	$9.972408	$112,830	0.45%	to	1.35%	1.52%	to	1.53%	0.19%	to	1.09%
2017	13,992	$9.465397	to	$9.864478	$137,906	0.45%	to	1.35%	0.56%	to	0.59%	(0.79)%	to	0.11%
2016	9,783	$9.540318	to	$9.853471	$96,304	0.45%	to	1.35%	0.09%	to	0.09%	(1.25)%	to	(0.35)%
AB VPS Large Cap Growth Portfolio
2020	1,111	$106.234770	to	$106.234770	$118,023	0.45%	to	0.45%	—%	to	—%	34.88%	to	34.88%
2019	1,098	$78.764595	to	$78.764595	$86,466	0.45%	to	0.45%	—%	to	—%	34.09%	to	34.09%
2018	1,099	$58.739089	to	$58.739089	$64,523	0.45%	to	0.45%	—%	to	—%	2.12%	to	2.12%
2017	1,099	$57.520608	to	$57.520608	$63,226	0.45%	to	0.45%	—%	to	—%	31.39%	to	31.39%
2016	382	$43.777461	to	$43.777461	$16,732	0.45%	to	0.45%	—%	to	—%	2.17%	to	2.17%

Federated Hermes Fund for U.S. Government Securities II+
2020	476	$24.046053	to	$24.046053	$11,454	0.45%	to	0.45%	2.32%	to	2.32%	4.74%	to	4.74%
2019	1,491	$22.957844	to	$22.957844	$34,234	0.45%	to	0.45%	2.55%	to	2.55%	5.42%	to	5.42%
2018	1,917	$21.776910	to	$21.776910	$41,740	0.45%	to	0.45%	2.40%	to	2.40%	—%	to	—%
2017	1,919	$21.776381	to	$21.776381	$41,779	0.45%	to	0.45%	2.33%	to	2.33%	1.47%	to	1.47%
2016	1,970	$21.461562	to	$21.461562	$42,270	0.45%	to	0.45%	2.45%	to	2.45%	1.15%	to	1.15%
Federated Hermes High Income Bond Fund II+
2020	0.03	$42.109799	to	$42.109799	$1.31	0.45%	to	0.45%	5.44%	to	5.44%	5.11%	to	5.11%
2019	0.06	$40.060880	to	$40.060880	$2.56	0.45%	to	0.45%	5.71%	to	5.71%	14.03%	to	14.03%
2018	0.10	$35.131997	to	$35.131997	$3.65	0.45%	to	0.45%	7.74%	to	7.74%	(3.72)%	to	(3.72)%
2017	0.15	$36.489819	to	$36.489819	$5.47	0.45%	to	0.45%	0.31%	to	0.31%	6.46%	to	6.46%
2016	21	$34.275408	to	$34.275408	$726	0.45%	to	0.45%	6.14%	to	6.14%	14.30%	to	14.30%
Federated Hermes Managed Volatility Fund II+
2020	224	$32.316859	to	$32.316859	$7,253	0.45%	to	0.45%	2.55%	to	2.55%	0.48%	to	0.48%
2019	227	$32.163028	to	$32.163028	$7,291	0.45%	to	0.45%	2.04%	to	2.04%	19.69%	to	19.69%
2018♦	227	$26.872285	to	$26.872285	$6,096	0.45%	to	0.45%	—%	to	—%	(8.90)%	to	(8.90)%
Hartford Balanced HLS Fund
2020	26,232	$8.823832	to	$8.823832	$231,461	1.35%	to	1.35%	1.68%	to	1.68%	10.12%	to	10.12%
2019	27,831	$8.012962	to	$8.012962	$223,011	1.35%	to	1.35%	—%	to	—%	21.15%	to	21.15%
2018	32,222	$6.614044	to	$6.614044	$213,115	1.35%	to	1.35%	1.90%	to	1.90%	(6.51)%	to	(6.51)%
2017	41,838	$7.074752	to	$7.074752	$295,991	1.35%	to	1.35%	2.34%	to	2.34%	14.04%	to	14.04%
2016	46,962	$6.203676	to	$6.203676	$291,336	1.35%	to	1.35%	2.80%	to	2.80%	4.61%	to	4.61%
Hartford Total Return Bond HLS Fund+
2020	75,520	$4.321713	to	$4.321713	$326,375	1.35%	to	1.35%	3.12%	to	3.12%	7.57%	to	7.57%
2019	43,280	$4.017746	to	$4.017746	$173,889	1.35%	to	1.35%	3.92%	to	3.92%	9.17%	to	9.17%
2018	45,599	$3.680340	to	$3.680340	$167,822	1.35%	to	1.35%	3.87%	to	3.87%	(2.14)%	to	(2.14)%
2017	49,296	$3.760722	to	$3.760722	$185,389	1.35%	to	1.35%	2.53%	to	2.53%	3.75%	to	3.75%
2016	59,565	$3.624850	to	$3.624850	$215,916	1.35%	to	1.35%	2.47%	to	2.47%	3.09%	to	3.09%
Hartford Capital Appreciation HLS Fund
2020	11,148	$5.885406	to	$5.885406	$65,610	1.35%	to	1.35%	1.00%	to	1.00%	20.28%	to	20.28%
2019	11,150	$4.893069	to	$4.893069	$54,557	1.35%	to	1.35%	1.22%	to	1.22%	29.52%	to	29.52%
2018	11,152	$3.777819	to	$3.777819	$42,131	1.35%	to	1.35%	0.93%	to	0.93%	(8.20)%	to	(8.20)%
2017	11,155	$4.115495	to	$4.115495	$45,907	1.35%	to	1.35%	1.15%	to	1.15%	20.50%	to	20.50%
2016	11,157	$3.415300	to	$3.415300	$38,105	1.35%	to	1.35%	1.16%	to	1.16%	4.11%	to	4.11%
Hartford Dividend and Growth HLS Fund+
2020	62,665	$4.185220	to	$4.185220	$262,269	1.35%	to	1.35%	5.12%	to	5.12%	6.32%	to	6.32%
2019	5,604	$3.936292	to	$3.936292	$22,060	1.35%	to	1.35%	1.88%	to	1.88%	26.88%	to	26.88%
2018	5,942	$3.102370	to	$3.102370	$18,433	1.35%	to	1.35%	1.95%	to	1.95%	(6.59)%	to	(6.59)%
2017	6,045	$3.321226	to	$3.321226	$20,075	1.35%	to	1.35%	1.69%	to	1.69%	16.77%	to	16.77%
2016	6,156	$2.844217	to	$2.844217	$17,509	1.35%	to	1.35%	2.10%	to	2.10%	13.35%	to	13.35%
Hartford Global Growth HLS Fund+
2020	—	$82.333039	to	$82.333039	$—	1.35%	to	1.35%	0.68%	to	0.68%	27.31%	to	27.31%
2019	3,678	$64.672623	to	$64.672623	$237,841	1.35%	to	1.35%	0.40%	to	0.40%	30.84%	to	30.84%
2018	3,756	$49.429894	to	$49.429894	$185,658	1.35%	to	1.35%	0.50%	to	0.50%	(5.10)%	to	(5.10)%
2017	4,455	$52.084213	to	$52.084213	$232,041	1.35%	to	1.35%	0.51%	to	0.51%	30.95%	to	30.95%
2016	4,868	$39.774824	to	$39.774824	$193,622	1.35%	to	1.35%	0.64%	to	0.64%	0.59%	to	0.59%
Hartford Disciplined Equity HLS Fund+
2020	28,672	$83.850955	to	$83.850955	$2,404,151	1.35%	to	1.35%	0.74%	to	0.74%	16.46%	to	16.46%
2019	6,311	$72.000752	to	$72.000752	$454,409	1.35%	to	1.35%	0.86%	to	0.86%	32.32%	to	32.32%
2018	8,519	$54.412600	to	$54.412600	$463,511	1.35%	to	1.35%	0.73%	to	0.73%	(3.31)%	to	(3.31)%
2017	10,107	$56.273883	to	$56.273883	$568,741	1.35%	to	1.35%	0.88%	to	0.88%	20.28%	to	20.28%
2016	11,928	$46.784665	to	$46.784665	$558,063	1.35%	to	1.35%	0.85%	to	0.85%	4.34%	to	4.34%

Hartford Growth Opportunities HLS Fund+
2020	—	$31.526902	to	$31.526902	$—	1.35%	to	1.35%	—%	to	—%	49.29%	to	49.29%
2019	54,754	$21.117849	to	$21.117849	$1,156,289	1.35%	to	1.35%	—%	to	—%	28.93%	to	28.93%
2018	61,858	$16.378967	to	$16.378967	$1,013,175	1.35%	to	1.35%	—%	to	—%	(0.82)%	to	(0.82)%
2017	68,808	$16.514598	to	$16.514598	$1,136,344	1.35%	to	1.35%	—%	to	—%	28.70%	to	28.70%
2016	83,957	$12.831882	to	$12.831882	$1,077,327	1.35%	to	1.35%	0.39%	to	0.39%	(1.83)%	to	(1.83)%
Hartford High Yield HLS Fund+
2020	—	$29.935865	to	$29.935865	$—	1.35%	to	1.35%	9.13%	to	9.13%	1.11%	to	1.11%
2019	4,733	$29.608250	to	$29.608250	$140,147	1.35%	to	1.35%	—%	to	—%	13.52%	to	13.52%
2018	5,100	$26.082618	to	$26.082618	$133,009	1.35%	to	1.35%	6.09%	to	6.09%	(4.74)%	to	(4.74)%
2017	5,443	$27.380412	to	$27.380412	$149,046	1.35%	to	1.35%	5.65%	to	5.65%	6.16%	to	6.16%
2016	6,238	$25.791091	to	$25.791091	$160,879	1.35%	to	1.35%	6.04%	to	6.04%	12.72%	to	12.72%
Hartford International Opportunities HLS Fund
2020	50,937	$3.923270	to	$3.923270	$199,837	1.35%	to	1.35%	1.90%	to	1.90%	18.83%	to	18.83%
2019	56,973	$3.301472	to	$3.301472	$188,096	1.35%	to	1.35%	1.80%	to	1.80%	24.73%	to	24.73%
2018	70,545	$2.646859	to	$2.646859	$186,724	1.35%	to	1.35%	1.87%	to	1.87%	(19.84)%	to	(19.84)%
2017	74,400	$3.301798	to	$3.301798	$245,656	1.35%	to	1.35%	1.16%	to	1.16%	23.57%	to	23.57%
2016	110,908	$2.671930	to	$2.671930	$296,338	1.35%	to	1.35%	1.67%	to	1.67%	(0.10)%	to	(0.10)%

Hartford MidCap Growth HLS Fund+
2020	—	$45.987427	to	$45.987427	$—	1.35%	to	1.35%	—%	to	—%	24.46%	to	24.46%
2019	3,596	$36.949985	to	$36.949985	$132,883	1.35%	to	1.35%	0.48%	to	0.48%	37.91%	to	37.91%
2018	5,709	$26.792335	to	$26.792335	$152,955	1.35%	to	1.35%	0.68%	to	0.68%	(11.26)%	to	(11.26)%
2017	6,228	$30.191673	to	$30.191673	$188,018	1.35%	to	1.35%	0.86%	to	0.86%	12.89%	to	12.89%
2016	6,434	$26.743935	to	$26.743935	$172,062	1.35%	to	1.35%	1.39%	to	1.39%	14.92%	to	14.92%
Hartford MidCap HLS Fund+
2020♦	24,808	$11.987152	to	$11.987152	$297,373	1.35%	to	1.35%	0.05%	to	0.05%	19.87%	to	19.87%
Hartford MidCap Value HLS Fund+
2020	—	$24.225816	to	$24.225816	$—	1.35%	to	1.35%	0.59%	to	0.59%	(5.78)%	to	(5.78)%
2019	6,744	$25.710978	to	$25.710978	$173,384	1.35%	to	1.35%	0.97%	to	0.97%	29.44%	to	29.44%
2018	10,079	$19.862750	to	$19.862750	$200,189	1.35%	to	1.35%	0.99%	to	0.99%	(15.72)%	to	(15.72)%
2017	11,334	$23.566864	to	$23.566864	$267,101	1.35%	to	1.35%	0.54%	to	0.54%	11.95%	to	11.95%
2016	12,637	$21.051932	to	$21.051932	$266,043	1.35%	to	1.35%	0.53%	to	0.53%	11.31%	to	11.31%
Hartford Ultrashort Bond HLS Fund+
2020	70,642	$1.702765	to	$10.405540	$124,090	0.45%	to	1.35%	1.05%	to	2.33%	0.08%	to	0.98%
2019	13,089	$1.701442	to	$10.304269	$33,274	0.45%	to	1.35%	1.88%	to	1.93%	1.43%	to	2.35%
2018	14,146	$1.677389	to	$10.067550	$39,475	0.45%	to	1.35%	1.15%	to	1.15%	0.20%	to	1.11%
2017	14,278	$1.674000	to	$9.957083	$39,460	0.45%	to	1.35%	0.37%	to	0.81%	(0.34)%	to	0.56%
2016	22,404	$1.679711	to	$9.901599	$107,589	0.45%	to	1.35%	0.44%	to	0.46%	(0.39)%	to	0.51%
Hartford SmallCap Growth HLS Fund
2020	2,983	$108.423065	to	$108.423065	$323,425	1.35%	to	1.35%	—%	to	—%	31.41%	to	31.41%
2019	3,200	$82.506480	to	$82.506480	$264,043	1.35%	to	1.35%	—%	to	—%	33.99%	to	33.99%
2018	4,110	$61.574863	to	$61.574863	$253,089	1.35%	to	1.35%	—%	to	—%	(12.88)%	to	(12.88)%
2017	4,510	$70.681536	to	$70.681536	$318,748	1.35%	to	1.35%	0.04%	to	0.04%	18.46%	to	18.46%
2016	5,310	$59.664641	to	$59.664641	$316,796	1.35%	to	1.35%	0.15%	to	0.15%	10.87%	to	10.87%
Hartford Stock HLS Fund
2020	900	$4.188771	to	$4.188771	$3,770	1.35%	to	1.35%	1.72%	to	1.72%	10.57%	to	10.57%
2019	833	$3.788203	to	$3.788203	$3,156	1.35%	to	1.35%	—%	to	—%	29.46%	to	29.46%
2018	3,312	$2.926127	to	$2.926127	$9,690	1.35%	to	1.35%	1.62%	to	1.62%	(1.48)%	to	(1.48)%

2017	3,263	$2.970162	to	$2.970162	$9,692	1.35%	to	1.35%	1.88%	to	1.88%	18.24%	to	18.24%
2016	3,188	$2.511957	to	$2.511957	$8,009	1.35%	to	1.35%	1.92%	to	1.92%	5.97%	to	5.97%
Hartford U.S. Government Securities HLS Fund+
2020	—	$28.249675	to	$28.249675	$—	1.35%	to	1.35%	3.25%	to	3.25%	4.44%	to	4.44%
2019	3,648	$27.047869	to	$27.047869	$98,671	1.35%	to	1.35%	2.51%	to	2.51%	3.81%	to	3.81%
2018	3,970	$26.056258	to	$26.056258	$103,453	1.35%	to	1.35%	2.38%	to	2.38%	(0.50)%	to	(0.50)%
2017	4,248	$26.188425	to	$26.188425	$111,260	1.35%	to	1.35%	2.16%	to	2.16%	(0.04)%	to	(0.04)%
2016	4,522	$26.198950	to	$26.198950	$118,476	1.35%	to	1.35%	1.82%	to	1.82%	0.18%	to	0.18%
Hartford Value HLS Fund+
2020	—	$2.766065	to	$2.766065	$—	1.35%	to	1.35%	1.77%	to	1.77%	(3.78)%	to	(3.78)%
2019	81,866	$2.874698	to	$2.874698	$235,341	1.35%	to	1.35%	2.00%	to	2.00%	26.00%	to	26.00%
2018	94,128	$2.281526	to	$2.281526	$214,754	1.35%	to	1.35%	1.59%	to	1.59%	(11.39)%	to	(11.39)%
2017	106,269	$2.574689	to	$2.574689	$273,610	1.35%	to	1.35%	1.62%	to	1.62%	13.89%	to	13.89%
2016	132,974	$2.260626	to	$2.260626	$300,604	1.35%	to	1.35%	1.74%	to	1.74%	12.17%	to	12.17%
VY® JPMorgan Emerging Markets Equity Portfolio
2020	179	$34.735217	to	$34.735217	$6,224	0.45%	to	0.45%	0.63%	to	0.63%	33.14%	to	33.14%
2019	209	$26.089060	to	$26.089060	$5,461	0.45%	to	0.45%	0.06%	to	0.06%	31.52%	to	31.52%
2018	1,751	$19.836018	to	$19.836018	$34,725	0.45%	to	0.45%	0.85%	to	0.85%	(16.96)%	to	(16.96)%
2017	1,752	$23.887007	to	$23.887007	$41,854	0.45%	to	0.45%	0.69%	to	0.69%	42.71%	to	42.71%
2016	1,653	$16.737716	to	$16.737716	$27,666	0.45%	to	0.45%	1.46%	to	1.46%	12.75%	to	12.75%
Invesco V.I. Health Care Fund
2020	2,104	$73.649958	to	$73.649958	$154,986	0.45%	to	0.45%	0.32%	to	0.32%	13.95%	to	13.95%
2019	2,317	$64.635894	to	$64.635894	$149,764	0.45%	to	0.45%	0.04%	to	0.04%	31.91%	to	31.91%
2018	2,318	$49.000035	to	$49.000035	$113,559	0.45%	to	0.45%	—%	to	—%	0.45%	to	0.45%
2017	2,318	$48.779283	to	$48.779283	$113,072	0.45%	to	0.45%	0.36%	to	0.36%	15.31%	to	15.31%
2016	2,487	$42.303908	to	$42.303908	$105,189	0.45%	to	0.45%	—%	to	—%	(11.86)%	to	(11.86)%
Invesco V.I. Technology Fund
2020	2,568	$60.302103	to	$60.302103	$154,884	0.45%	to	0.45%	—%	to	—%	45.46%	to	45.46%
2019	2,530	$41.456355	to	$41.456355	$104,906	0.45%	to	0.45%	—%	to	—%	35.27%	to	35.27%
2018	2,531	$30.647133	to	$30.647133	$77,568	0.45%	to	0.45%	—%	to	—%	(0.90)%	to	(0.90)%
2017	1,842	$30.925706	to	$30.925706	$56,967	0.45%	to	0.45%	—%	to	—%	34.53%	to	34.53%
2016	1,232	$22.988726	to	$22.988726	$28,321	0.45%	to	0.45%	—%	to	—%	(1.20)%	to	(1.20)%
MFS® Growth Series
2020♦	16	$78.358131	to	$78.358131	$1,685	0.45%	to	0.45%	—%	to	—%	37.53%	to	37.53%
MFS® High Yield Portfolio
2020	544	$14.291768	to	$14.291768	$7,771	0.45%	to	0.45%	5.64%	to	5.64%	4.61%	to	4.61%
2019	544	$13.661410	to	$13.661410	$7,428	0.45%	to	0.45%	—%	to	—%	14.29%	to	14.29%
2018	544	$11.953081	to	$11.953081	$6,499	0.45	to	0.45	5.66	to	5.66	(3.51)	to	(3.51)
2017♦	544	$12.388408	to	$12.388408	$6,736	0.45	to	0.45	6.42	to	6.42	6.21	to	6.21
MFS® Income Portfolio+
2020	858	$13.934971	to	$13.934971	$11,957	0.45%	to	0.45%	3.77%	to	3.77%	8.86%	to	8.86%
2019	863	$12.801009	to	$12.801009	$11,050	0.45%	to	0.45%	3.56%	to	3.56%	11.10%	to	11.10%
2018	864	$11.522086	to	$11.522086	$9,950	0.45%	to	0.45%	4.01%	to	4.01%	(2.43)%	to	(2.43)%
2017	864	$11.808794	to	$11.808794	$10,204	0.45%	to	0.45%	6.86%	to	6.86%	5.76%	to	5.76%
2016	50	$11.165624	to	$11.165624	$562	0.45%	to	0.45%	2.65%	to	2.65%	7.75%	to	7.75%
BlackRock S&P 500 Index V.I. Fund
2020	62,228	$13.480891	to	$13.838901	$842,023	0.45%	to	1.35%	1.80%	to	1.84%	16.66%	to	17.71%

2019	68,329	$11.556184	to	$11.756828	$791,774	0.45%	to	1.35%	2.14%	to	2.15%	29.58%	to	30.75%
2018♦	81,156	$8.918020	to	$8.991602	$724,706	0.45%	to	1.35%	1.02%	to	1.08%	(10.82)%	to	(10.08)%
Neuberger Berman AMT Short Duration Bond Portfolio
2020	823	$17.063560	to	$17.063560	$14,046	0.45%	to	0.45%	2.37%	to	2.37%	2.99%	to	2.99%
2019	823	$16.567646	to	$16.567646	$13,638	0.45%	to	0.45%	2.00%	to	2.00%	3.22%	to	3.22%
2018	823	$16.050633	to	$16.050633	$13,212	0.45%	to	0.45%	1.58%	to	1.58%	0.57%	to	0.57%
2017♦	823	$15.960099	to	$15.960099	$13,137	0.45%	to	0.45%	1.45%	to	1.45%	0.44%	to	0.44%
Pioneer Fund VCT Portfolio
2020	43	$39.832887	to	$39.832887	$1,708	0.45%	to	0.45%	0.76%	to	0.76%	23.72%	to	23.72%
2019	34	$32.195578	to	$32.195578	$1,104	0.45%	to	0.45%	1.03%	to	1.03%	30.74%	to	30.74%
2018	35	$24.625287	to	$24.625287	$852	0.45%	to	0.45%	1.14%	to	1.14%	(1.95)%	to	(1.95)%
2017	35	$25.115453	to	$25.115453	$876	0.45%	to	0.45%	0.77%	to	0.77%	21.17%	to	21.17%
2016	753	$20.727255	to	$20.727255	$15,616	0.45%	to	0.45%	1.34%	to	1.34%	9.32%	to	9.32%
Pioneer Select Mid Cap Growth VCT Portfolio
2020	767	$83.536817	to	$83.536817	$64,080	0.45%	to	0.45%	—%	to	—%	38.55%	to	38.55%
2019	768	$60.295075	to	$60.295075	$46,334	0.45%	to	0.45%	—%	to	—%	32.48%	to	32.48%
2018	769	$45.511060	to	$45.511060	$35,015	0.45%	to	0.45%	—%	to	—%	(6.90)%	to	(6.90)%
2017	770	$48.884675	to	$48.884675	$37,656	0.45%	to	0.45%	0.08%	to	0.08%	29.44%	to	29.44%
2016	619	$37.764925	to	$37.764925	$23,375	0.45%	to	0.45%	—%	to	—%	3.27%	to	3.27%
VanEck VIP Global Hard Assets Fund
2020	240	$26.874978	to	$26.874978	$6,459	0.45%	to	0.45%	0.96%	to	0.96%	18.58%	to	18.58%
2019	256	$22.664471	to	$22.664471	$5,807	0.45%	to	0.45%	—%	to	—%	11.37%	to	11.37%
2018	257	$20.351228	to	$20.351228	$5,228	0.45%	to	0.45%	—%	to	—%	(28.60)%	to	(28.60)%
2017	258	$28.502729	to	$28.502729	$7,342	0.45%	to	0.45%	—%	to	—%	(2.14)%	to	(2.14)%
2016	208	$29.125891	to	$29.125891	$6,065	0.45%	to	0.45%	0.37%	to	0.37%	43.06%	to	43.06%
Wells Fargo VT Discovery Fund
2020	451	$138.409753	to	$138.409753	$62,474	0.45%	to	0.45%	—%	to	—%	61.92%	to	61.92%
2019	452	$85.479931	to	$85.479931	$38,600	0.45%	to	0.45%	—%	to	—%	38.40%	to	38.40%
2018	452	$61.764359	to	$61.764359	$27,901	0.45%	to	0.45%	—%	to	—%	(7.48)%	to	(7.48)%
2017	452	$66.757515	to	$66.757515	$30,170	0.45%	to	0.45%	—%	to	—%	28.55%	to	28.55%
2016	641	$51.931204	to	$51.931204	$33,267	0.45%	to	0.45%	—%	to	—%	7.16%	to	7.16%
Voya Global High Dividend Low Volatility Portfolio+
2020	5,792	$12.970350	to	$12.970350	$75,125	0.45%	to	0.45%	2.24%	to	2.24%	(1.54)%	to	(1.54)%
2019	6,481	$13.172670	to	$13.172670	$85,377	0.45%	to	0.45%	—%	to	—%	20.87%	to	20.87%
2018	6,483	$10.898385	to	$10.898385	$70,651	0.45%	to	0.45%	4.50%	to	4.50%	(9.52)%	to	(9.52)%
2017	6,484	$12.045261	to	$12.045261	$78,101	0.45%	to	0.45%	2.05%	to	2.05%	22.89%	to	22.89%
2016	6,485	$9.802039	to	$9.802039	$63,570	0.45%	to	0.45%	2.54%	to	2.54%	5.28%	to	5.28%
NVIT Emerging Markets Fund
2020	675	$15.433324	to	$15.433324	$10,415	0.45%	to	0.45%	1.65%	to	1.65%	12.41%	to	12.41%
2019	676	$13.728960	to	$13.728960	$9,273	0.45%	to	0.45%	2.17%	to	2.17%	22.03%	to	22.03%
2018	677	$11.250307	to	$11.250307	$7,613	0.45%	to	0.45%	0.35%	to	0.35%	(18.08)%	to	(18.08)%
2017	678	$13.732878	to	$13.732878	$9,310	0.45%	to	0.45%	0.97%	to	0.97%	40.46%	to	40.46%
2016♦	679	$9.777140	to	$9.777140	$6,641	0.45%	to	0.45%	0.82%	to	0.82%	(2.23)%	to	(2.23)%
Neuberger Berman AMT Sustainable Equity Portfolio
2020	2,587	$13.430218	to	$13.430218	$34,738	0.45%	to	0.45%	0.61%	to	0.61%	19.03%	to	19.03%
2019♦	2,665	$11.283483	to	$11.283483	$30,070	0.45%	to	0.45%	0.41%	to	0.41%	12.83%	to	12.83%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.